ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable, Net
	March 31,	March 31,
	2026	2025
Accounts receivable	$6,183,422	$4,644,586
Less: allowance for credit loss	(1,772,057)	(668,195)
Accounts receivable, net	$4,411,365	$3,976,391

Schedule of Allowance for Credit Loss Movement
	For the Year Ended March 31,
	2026	2025
Beginning balance	$668,195	$133,449
Additions	1,425,687	538,494
Reversal	(16)	(41)
Written off	(385,987)	-
Foreign currency translation adjustments	64,178	(3,707)
Ending balance	$1,772,057	$668,195